Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table)
Charterer	2022	2021	2020
A	43%	45%	45%
B	41%	39%	39%
C	16%	16%	16%
Total	100%	100%	100%